Personnel expenses - Summary of Personnel Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statements [Line Items]
Wages and salaries	€ (62,015)	€ (48,994)	€ (42,924)
Total other employee benefits	(9,685)	(6,626)	(7,711)
Share-based compensation expense	(17,642)	(20,705)	(22,570)
Total	(89,342)	(76,325)	(73,205)
Research and development expenses [Member]
Statements [Line Items]
Wages and salaries	(48,906)	(37,770)	(33,694)
Other employee benefits	(7,364)	(4,802)	(5,662)
Share-based compensation expense	(9,587)	(11,972)	(12,925)
General and administrative expenses [Member]
Statements [Line Items]
Wages and salaries	(13,109)	(11,224)	(9,230)
Other employee benefits	(2,321)	(1,824)	(2,049)
Share-based compensation expense	€ (8,055)	€ (8,733)	€ (9,645)